Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue

		UNITED STATES DOLLAR
		2020	2019	2018
1.	REVENUE
	Revenue from contracts with customers	3,892.1	2,967.1	2,577.8
	- Gold¹	3,748.0	2,802.0	2,408.6
	- Copper²	144.1	165.1	169.2

	Disclosure of disaggregated revenue from contracts with customers

The Group generates revenue primarily from the sale of gold bullion and copper concentrate to refineries and banks. All revenue from contracts with customers is recognised at a point in time. The Group also produces silver which is an insignificant by-product.

	The disaggregation of revenue from contracts with customers by primary geographical market and product is described in the segment note (note 41).